Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2020 Employee Stock Purchase Plan, as amended
Amount Registered | shares	64,600
Proposed Maximum Offering Price per Unit	7.75
Maximum Aggregate Offering Price	$ 500,650.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.14
Offering Note	(1) Represents shares of common stock, par value $0.0001 per share ("Common Stock") of LeonaBio, Inc. (the "Registrant") available for issuance pursuant to awards granted pursuant to the Registrant's 2020 Employee Stock Purchase Plan, as amended (the "2020 ESPP"). In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the 2020 ESPP by reason of an event such as any stock split, stock dividend, recapitalization or similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) For the sole purpose of calculating the registration fee, the amount to be registered under this Registration Statement has been broken down into subtotals. (3) Estimated in accordance with Rules (c) and (h) of Rule 457 under the Securities Act solely for the purposes of calculating the registration fee on the basis of 85% of $9.11 per share, which represents the average of the high and low price per share of the Registrant's Common Stock on March 27, 2026, as reported on The Nasdaq Capital Market. Pursuant to the 2020 ESPP, the purchase price of the shares of the Registrant's Common Stock reserved for issuance thereunder will be 85% of the lower of the fair market value of the Common Stock on the first trading day of the offering period or on the last day of the offering period. (4) Represents an automatic annual increase on January 1, 2026 to the number of shares of the Registrant's Common Stock reserved for issuance under the 2020 ESPP pursuant to an "evergreen" provision contained in the 2020 ESPP. Pursuant to such provision, the number of shares of the Registrant's Common Stock available for issuance under the 2020 ESPP is subject to an annual increase on the first day of each fiscal year by an amount equal to the least of (i) 64,600 shares of Common Stock, (ii) one percent (1%) of the outstanding shares of all classes of the Registrant's Common Stock on the last day of the immediately preceding fiscal year or (iii) such other number of shares as the Registrant's board of directors may determine as of no later than the last day of the Registrant's immediately preceding fiscal year.